Net Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of loss per share and weighted average of common stock outstanding

Year Ended December 31, 2023 (from the date of the close of the transaction)
Numerator:
Net income (loss) attributable to Bitcoin Depot Inc. Including Series A Preferred Stock - Basic and Diluted	$(26,102)

Denominator:
Weighted average common stock outstanding - basic and diluted	16,675,529
Net loss per share - Bitcoin Depot Inc.	$(1.57)

Schedule of securities were not included in the computation of diluted shares outstanding
The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

Class of security	Number of securities
PubCo Warrants - Public and Private	43,848,750
PubCo Class E Common Stock - Earnouts Units	1,075,761
BT OpCo Founder Convertible Preferred Units(1)(2)	2,900,000
BT OpCo Exchangeable Non-Controlling Interest(1)(2)	41,200,000
BT OpCo Earnouts Units(1)	15,000,000
2023 Incentive Plan RSU awards	1,352,145

(1)	Held at BT Assets and exchangeable into Class A common stock of the Company or cash upon the occurrence of certain conditions.
(2)	Held at BT Assets and can be exchanged into Class A common stock of the Company.